Cover	Jan. 18, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 18, 2021
Entity Registrant Name	CONTURA ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38735
Entity Tax Identification Number	81-3015061
Entity Address, Address Line One	340 Martin Luther King Jr. Blvd.
Entity Address, City or Town	Bristol
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37620
City Area Code	423
Local Phone Number	573-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CTRA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001704715
Current Fiscal Year End Date	--12-31